Inventories, net	12 Months Ended
Dec. 31, 2017
Inventories, net
	2017	2016
	US$’000	US$’000

Raw materials	132	115
Work in progress	48	29
Finished goods	748	554
	928	698
Provision for obsolete and slow moving inventories	(432)	(354)

	496	344

  Movements in the provision for obsolete and slow moving inventories are as follows:

	2017	2016
	US$’000	US$’000

At January 1	354	318
Provision during the year	68	43
Exchange differences	10	(7)
At December 31	432	354

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the years ended December 31, 2017, and 2016 provision for obsolete and slow moving inventories amounted to US$68,000 and US$43,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories, net
	2017	2016
	RMB’000	RMB’000
Raw materials	4,741	5,606
Work in progress	6,452	7,269
Finished goods	3,924	230
	15,117	13,105

ZHEJIANG JIAHUAN
Inventories, net
	2017	2016
	RMB’000	RMB’000
Raw materials	1,764	6,529
Work in progress	11,316	11,264
Finished goods	1,977	10,212
	15,057	28,005